Events After the Reporting Period	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Events After Reporting Period
Events After the Reporting Period

Note 17. Events after the reporting period

The following events have occurred subsequent to the period end:

●	The Company announced high grade soil samples at the Stibium prospect with 35 gold soil samples > 1 g/t Au and a high of 25.6 g/t Au, and 10 antimony soil samples > 0.1% Sb with a high of 2.8% Sb.
●	The Company announced further high grade gold surface samples were also discovered at the Wombat prospect in quartz veining with 7 rock samples > 2 g/t Au and a high of 360 g/t Au.
●	The Company announced the results from the surface samples collected in the regional RPM area with 20 rock samples > 1 g/t Au and a high of 52.3 g/t Au, along with glacial debris lobe till sampling averaging 1.1 g/t Au over 1.7km.
●	The Company announced that it had received a further ~ US$0.83M (A$1.34M) in NASDAQ warrants conversion proceeds.
●	The Company announced that Nebari Gold Fund 1, LLP converted the full outstanding balance of the Nebari convertible loan note of US$5.42M (A$8.75M) into ordinary shares in the Company at A$0.25 per share in accordance with the terms of the Nebari Note, which was approved by shareholders at the Company’s Annual General Meeting held on 14 November 2024. With the conversion, which resulted in the Company issuing Nebari with 35,007,644 shares on 13 January 2025, the Company is now debt free and funded to progress its gold and antimony assets.

No other matter or circumstance has arisen since 31 December 2024 that has significantly affected, or may significantly affect the consolidated entity’s operations, the results of those operations, or the consolidated entity’s state of affairs in future financial years.

Note 29. Events After the Reporting Period

The following events and transactions occurred subsequent to 30 June 2024:

The Company announced on 23 July 2024 the Nasdaq listing and underwritten public offering of 475,000 units, with each unit consisting of one American Depositary Share representing ordinary shares (“ADS”) and one warrant, with an ADS-to-ordinary-share ratio of 1 to 60, at a price to the public of US$6.92 per unit, for gross proceeds of approximately US$3.3m (AUD$4.9m), before deducting underwriting discounts and offering expenses. Each whole warrant is exercisable for one ADS at an exercise price of US$7.266 per ADS and will be immediately exercisable upon issuance for a period of five years following the date of issuance. In addition, the Company has granted the underwriters an option to purchase up to an additional 47,500 ADSs and/or an additional 47,500 warrants to cover over-allotments, if any until August 29, 2024. On July 25, 2024, the Company consummated its underwritten public offering of 475,000 units, with each unit consisting of one ADS and one warrant to purchase one ADS for an aggregate of 475,000 ADS and 475,000 warrants to purchase 475,000 ADSs, at a price to the public of US$6.92 per unit, for gross proceeds of approximately US$3.3 million and net proceeds of approximately US$2.03 million. The offering also included the purchase by the underwriters of 47,500 warrants to purchase 47,500 ADSs at a price of $0.01 per ADS in connection with the partial exercise by the underwriters of their over-allotment option.

The Company announced on 29 July 2024 the appointment of Mr. Richard Beazley to the Board of Directors as Independent Non-Executive Chairman. Mr. Louie Simens reverted to Executive Director from his Interim Chairman position at that time.

The Company announced on 31 July 2024 the commencement of resource definition drilling at RPM and exploration field programs on its Estelle Gold Project

The Company announced on 21 August 2024 an update on the progress of its 2024 resource definition drilling and exploration field programs.

The Company announced on 5 September 2024 an update on its Antimony-Gold prospects at Stibium and Styx where bulk samples of stibnite (antimony) have been collected for metallurgical testing.

The Company announced on 20 September 2024 that has filed a registration statement on Form F-1 with the U.S. Securities and Exchange Commission (“SEC”) relating to a secondary public offering of its American Depositary Shares (“ADSs”), each of which will represent 60 of the Company’s ordinary shares of no par value each (“Ordinary Shares”) in the United States (the “Offering”).

The Company announced on 20 September 2024 that it had executed a variation agreement with its largest institutional shareholder and convertible note holder, Nebari Gold Fund 1, LP (“Nebari”), to reduce the month-end cash covenant required under the previously announced loan agreement dated 21 November 2022 from US$2m to A$1m, with the option to extend the convertible facility for a further 12 months to 29 November 2026. In return for Nebari’s support, Nova has agreed to amend the conversion price from A$0.53 to A$0.25, subject to shareholder approval.

Further to the announcement on 20 September 2024, the Company announced the ability to accelerate the RPM early start up option to a Feasibility Study (FS) for delivery in 2025 by undertaking internal optimization studies aimed to investigate how it can potentially generate as much early cashflow as possible to organically fund our expansion plans across the Estelle project. It also gives the Company the ability to continue our advanced discussions with the US Dept. of Defense (“DoD”) in relation to potentially establishing a starter antimony operation at Stibium in parallel.

The Company announced on 23 September 2024 a secondary public offering of 430,000 units, with each unit consisting of one ADS, with an ADS-to-ordinary-share ratio of 1 to 60, at a price to the public of US$5.00 per unit, for gross proceeds of approximately US$2.15m (AUD$3.14), before deducting underwriting discounts and offering expenses. In addition, the Company has granted the underwriters an option to purchase up to an additional 43,000 ADSs to cover over-allotments, if any, for 45 days following announcement of the offering. On September 25, 2024, the Company consummated the secondary public offering of 473,000 ADSs, with an ADS-to-ordinary-share ratio of 1 to 60, at a price to the public of US$5.00 per ADS, which includes 43,000 ADSs issued pursuant to the full exercise of the underwriter’s over-allotment option, for aggregate gross proceeds of approximately US$2.37 million and net proceeds of approximately US$1.86 million.

The Company announced on 2 October 2024 that it has engaged Whittle Consulting for Estelle Optimization.

The Company announced on 9 October 2024 initial drill results from the 2024 drill program at RPM which included 41m @ 4.6 g/t Au from surface.

The Company announced on 16 October 2024 further drill results from the 2024 drill program at RPM which included 39m @ 5.4 g/t Au from surface.

The Company announced on 23 October 2024 the final drill results from the 2024 drill program at RPM which included 29m @ 7.1 g/t Au from surface, in advance of a mineral resource estimate update.

No other matter or circumstance has arisen since 30 June 2024 that has significantly affected, or may significantly affect the consolidated entity’s operations, the results of those operations, or the consolidated entity’s state of affairs in future financial years.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024